HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares					Fair Value
	OPEN END FUNDS — 2.6%
	FIXED INCOME - 2.6%
2,123,085	Holbrook Structured Income Fund, Class I (a) (Cost $21,229,769)				$ 21,060,999

			Coupon Rate (%)	Maturity
	PREFERRED STOCKS — 3.0%
	ASSET MANAGEMENT — 0.3%
52,374	Gladstone Investment Corporation		5.0000	05/01/26	1,241,264
40,413	RiverNorth Specialty Finance Corporation - Series A		5.8750	10/31/24	1,024,065
					2,265,329
	INDUSTRIAL INTERMEDIATE PROD — 0.3%
91,559	Steel Partners Holdings, L.P.		6.0000	02/07/26	2,130,578

	REAL ESTATE INVESTMENT TRUSTS — 0.4%
124,000	Vinebrook Homes Trust, Inc. 144A,(b), (i)		6.5000	10/07/27	3,143,400

	REAL ESTATE SERVICES — 1.9%
200,000	Greystone SDOF Preferred Equity, LLC 144A,(b)		6.7500	12/23/25	5,000,000
3,000	UIRC-GSA International, LLC 144A (b) (e)		6.5000	Perpetual	3,120,000
6,680	UIRC-GSA International, LLC 144A,(b) (e)		6.0000	Perpetual	6,947,200
					15,067,200
	SPECIALTY FINANCE — 0.1%
35,000	Priority Income Fund, Inc.		6.0000	12/31/26	858,900
12,000	Priority Income Fund, Inc.		6.2500	06/30/26	291,780
					1,150,680

	TOTAL PREFERRED STOCKS (Cost $23,600,049)				23,757,187

Principal Amount ($)		Spread
	ASSET BACKED SECURITIES — 33.4%
	AUTO LOAN — 0.3%
1,212,949	Luxury Lease Partners Auto Lease Trust 2019-ARC1(b)		8.0000	12/15/26	1,203,999
1,250,000	Luxury Lease Partners Auto Lease Trust 2021-ARC2(b)		7.0000	07/15/27	1,200,629
					2,404,628
HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 33.4% (Continued)
	CLO — 16.9%
1,000,000	Apres Static CLO 2019-1A Ltd.(b),(c)	US0003M + 7.760%	10.2720	10/15/28	$ 970,178
2,500,000	Avery Point IV CLO 2014-1A Ltd.(b),(c)	US0003M + 3.500%	6.2830	04/25/26	2,496,500
3,000,000	Brightwood Capital MM CLO 2020-1A Ltd.(b)		4.2900	12/15/28	2,843,532
6,500,000	Brightwood Capital MM CLO 2020-1A Ltd.(b),(c)	US0003M + 5.400%	7.2290	12/15/28	6,254,086
3,000,000	Brightwood Capital MM CLO 2021-2A Ltd.(b),(c)	US0003M + 2.900%	5.4120	11/15/30	2,882,817
1,000,000	Brightwood Capital MM CLO 2021-2A Ltd.(b),(c)	US0003M + 4.000%	6.5120	11/15/30	941,792
5,000,000	Catamaran CLO 2014-1A Ltd.(b),(c)	US0003M + 2.160%	4.9190	04/22/30	4,720,240
4,542,087	Catamaran CLO 2014-2A. Ltd.(b),(c)	US0003M + 3.500%	6.2400	10/18/26	4,527,720
12,020,000	Cutwater 2014-IA Ltd.(b),(c)	US0003M + 3.600%	6.1120	07/15/26	12,036,334
6,000,000	Greywolf CLO II 2013-1A Ltd.(b),(c)	US0003M + 7.050%	9.5620	04/15/34	5,378,748
430,084	Halcyon Loan Advisors Funding 2014-1A Ltd.(b),(c)	US0003M + 3.500%	6.2400	04/18/26	431,001
8,177,977	Marathon CLO VII 2014-7A Ltd.(b),(c)	US0003M + 3.800%	6.5930	10/28/25	8,140,325
7,100,000	Mount Logan Funding LP 2018-1A(b),(c)	US0003M + 4.500%	5.6360	01/22/33	6,546,910
3,554,320	OZLM XII 2015-12A Ltd.(b),(c)	US0003M + 3.000%	4.2860	04/30/27	3,516,307
2,250,000	PennantPark CLO 2021-3A Ltd.(b),(c)	US0003M + 4.100%	6.8590	10/22/32	2,043,700
1,825,000	PennantPark CLO II 2020-2A Ltd.(b),(c)	US0003M + 6.500%	9.0120	01/15/32	1,683,179
5,000,000	Saranac CLO III 2014-3A Ltd.(b),(c)	US0003M + 2.350%	4.4730	06/22/30	4,837,895
5,000,000	Saranac Clo VII 2014-2A Ltd.(b),(c)	US0003M + 2.250%	3.7280	11/20/29	4,818,445
3,000,000	Saratoga Investment Corp CLO 2013-1A Ltd.(b),(c)	US0003M + 4.000%	6.7100	04/20/33	2,840,406
4,000,000	Saratoga Investment Corporation CLO 2013-1A Ltd.(b),(c)	US0003M + 7.500%	10.2100	04/20/33	3,592,748
1,250,000	Silvermore CLO 2014-1A Ltd.(b),(c)	US0003M + 3.450%	4.8610	05/15/26	1,236,775
2,000,000	Symphony CLO XIV 2014-14A Ltd.(b),(c)	US0003M + 2.100%	4.5830	07/14/26	1,966,338
9,140,000	Telos Clo 2013-3A Ltd.(b),(c)	US0003M + 2.600%	5.3400	07/17/26	9,171,990
7,000,000	Telos Clo 2013-3A Ltd.(b),(c)	US0003M + 3.750%	6.4900	07/17/26	6,919,878
7,110,000	Telos CLO 2014-6A Ltd.(b),(c)	US0003M + 3.700%	6.4400	01/17/27	7,109,744
2,000,000	Tiaa Clo III 2017-2A Ltd.(b),(c)	US0003M + 1.500%	4.2400	01/16/31	1,943,328
5,800,000	Venture XXIII CLO 2016-23A Ltd.(b),(c)	US0003M + 7.550%	10.2880	07/19/34	5,071,039
10,740,950	WhiteHorse IX 2014-9A Ltd.(b),(c)	US0003M + 3.600%	6.3400	07/17/26	10,740,573
1,500,000	Zais CLO 3 2015-3A Ltd.(b),(c)	US0003M + 2.650%	5.1620	07/15/31	1,404,026
7,500,000	Zais Clo 9 2018-2A Ltd.(b),(c)	US0003M + 2.350%	5.0600	07/20/31	7,119,555
					134,186,109
HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 33.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 1.8%
3,996,219	Cascade Funding Mortgage Trust 2020-AB2(b),(d)		2.0000	02/25/52	$ 3,022,929
1,675,000	CFMT 2022-EBO2, LLC(b),(d)		5.3280	07/25/54	1,657,500
1,000,000	CHNGE Mortgage Trust 2022-1(b),(d)		4.5610	01/25/67	848,908
3,395,053	Farmer Mac Agricultural Real Estate Trust 2021-1B(b),(d)		3.2370	01/25/51	2,431,096
2,000,000	Lakeview Trust 2022-3(b)		5.4370	05/29/52	1,991,078
1,000,000	PRPM 2020-6, LLC(b),(e)		4.7030	11/25/25	963,202
5,000,000	RMF Proprietary Issuance Trust 2022-2M3		3.7500	06/25/62	3,291,302
					14,206,015
	NON AGENCY CMBS — 12.2%
2,200,000	BB-UBS Trust 2012-TFT(b),(d)		3.5590	06/05/30	1,966,495
453,500	Capital Funding Mortgage Trust 2022-P01(b),(c)	TSFR1M + 13.700%	14.7450	06/20/24	442,493
1,000,000	Capital Funding Multifamily Mortgage Trust 2022-MF03(b),(c)	TSFR1M + 9.380%	10.4250	04/01/25	978,373
1,000,000	Capital Funding Multifamily Mortgage Trust 2022-MF05(b),(c)	TSFR1M + 10.420%	11.1860	05/15/25	989,365
1,000,000	Capital Funding Multifamily Mortgage Trust 2022-PM01(b),(c)	TSFR1M + 9.500%	10.5450	03/01/25	978,447
3,695,000	COMM 2012-CCRE5 Mortgage Trust(b),(d)		4.3430	12/10/45	2,957,244
3,965,000	COMM 2013-GAM(b),(d)		3.4170	02/10/28	3,823,167
2,415,000	CSMC 2014-USA OA, LLC(b)		4.1850	09/15/37	2,239,230
6,000,000	GS Mortgage Securities Corp Trust 2018-3PCK(b),(c)	US0001M + 2.500%	4.4990	09/15/31	5,988,474
3,000,000	GS Mortgage Securities Corp Trust 2018-3PCK(b),(c)	US0001M + 3.250%	5.2490	09/15/31	2,891,870
2,470,929	GS Mortgage Securities Corporation II 2018-SRP5(b),(c)	US0001M + 1.800%	3.7990	09/15/31	2,189,803
934,696	GS Mortgage Securities Corporation II 2018-SRP5(b),(c)	US0001M + 3.000%	4.9990	09/15/31	758,233
4,463,000	GS Mortgage Securities Trust 2010-C1(b),(d)		5.6350	08/10/43	4,391,185
1,344,698	GS Mortgage Securities Trust 2011-GC5(b),(d)		5.1590	08/10/44	1,339,722
980,096	GS Mortgage Securities Trust 2012-GCJ7(b),(d)		5.2560	05/10/45	886,987
6,225,000	Hudsons Bay Simon JV Trust 2015-HB10(b)		4.1540	08/05/34	5,655,795
3,072,000	JPMBB Commercial Mortgage Securities Trust 2013-C12(d)		4.0950	07/15/45	2,908,256
4,503,000	JPMBB Commercial Mortgage Securities Trust 2014-C18(d)		4.7880	02/15/47	4,162,204
1,000,000	JPMBB Commercial Mortgage Securities Trust 2014-C25(d)		4.3470	11/15/47	955,851
3,550,000	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9(b),(d)		4.1060	05/15/46	3,318,912
624,443	Morgan Stanley Capital I Trust 2012-C4(b),(d)		5.1640	03/15/45	599,368
3,300,000	Morgan Stanley Capital I Trust 2013-ALTM(b),(d)		3.7050	02/05/35	2,524,134
2,300,000	Morgan Stanley Capital I Trust 2016-PSQ(b),(d)		3.8260	01/10/38	1,945,669
10,681,000	Morgan Stanley Capital I Trust 2019-BPR(b),(c)	US0001M + 2.350%	4.3490	05/15/36	10,278,619
7,576,000	Morgan Stanley Capital I Trust 2019-BPR(b),(c)	US0001M + 3.300%	5.2990	05/15/36	7,186,825
HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 33.4% (Continued)
	NON AGENCY CMBS — 12.2% (Continued)
4,405,000	MSCG Trust 2015-ALDR(b),(d)		3.4620	06/07/35	$ 4,019,441
1,000,000	WFRBS Commercial Mortgage Trust 2012-C8(b),(d)		4.8880	08/15/45	977,950
6,616,702	WFRBS Commercial Mortgage Trust 2012-C9(b),(d)		4.8170	11/15/45	6,446,233
6,231,000	WFRBS Commercial Mortgage Trust 2012-C9(b),(d)		4.8170	11/15/45	6,014,727
2,280,000	WFRBS Commercial Mortgage Trust 2013-C14(d)		3.9580	06/15/46	2,194,671
2,000,000	WFRBS Commercial Mortgage Trust 2013-C16(b),(d)		4.9820	09/15/46	1,878,380
3,000,000	XCALI Mortgage Trust 2020-5(b),(c)	US0001M + 3.250%	4.9630	10/15/23	2,975,923
500,000	X-Caliber Funding, LLC 2021-7(b),(c)	US0001M + 6.000%	7.0620	01/06/26	476,203
					97,340,249
	OTHER ABS — 1.5%
4,000,345	Coinstar Funding, LLC Series 2017-1A(b)		5.2160	04/25/47	4,012,856
2,000,000	FMC GMSR Issuer Trust 2022-GT1(b)		6.1900	04/25/27	1,898,135
2,360,830	HRR Funding, LLC 2021-1A B(b)		9.0000	12/20/36	2,256,990
2,826,394	New Residential Mortgage, LLC 2020-FNT1(b)		5.4370	06/25/25	2,772,833
1,441,441	New Residential Mortgage, LLC 2020-FNT2(b)		5.4370	07/25/25	1,413,901
					12,354,715
	RESIDENTIAL MORTGAGE — 0.7%
3,000,000	VCAT 2021-NPL5, LLC(b),(e)		3.8440	09/25/51	2,737,627
2,500,000	VOLT XCIV, LLC 2021-NPL3(b),(e)		4.9490	02/27/51	2,447,823
					5,185,450

	TOTAL ASSET BACKED SECURITIES (Cost $272,491,324)				265,677,166

	CORPORATE BONDS — 59.9%
	ASSET MANAGEMENT — 27.6%
14,020,000	Apollo Investment Corporation		5.2500	03/03/25	13,768,192
24,550	B Riley Financial, Inc.		6.7500	05/31/24	613,996
403,204	B Riley Financial, Inc.		5.5000	03/31/26	9,838,178
20,000	B Riley Financial, Inc.		6.5000	09/30/26	493,400
10,435,000	Capital Southwest Corporation		4.5000	01/31/26	9,692,445
5,100,000	Capital Southwest Corporation		3.3750	10/01/26	4,429,886
14,000,000	Fidus Investment Corporation		4.7500	01/31/26	13,633,522
HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 59.9% (Continued)
	ASSET MANAGEMENT — 27.6% (Continued)
31,081	First Eagle Alternative Capital BDC, Inc.		5.0000	05/25/26	$ 739,728
15,780,000	Gladstone Capital Corporation		5.1250	01/31/26	15,069,900
515,468	Great Elm Capital Corporation		5.8750	06/30/26	12,881,545
198,327	Great Elm Capital Corporation		6.7500	06/30/26	4,924,459
141,345	Hennessy Advisors, Inc.		4.8750	12/31/26	3,489,808
284,292	Horizon Technology Finance Corporation		4.8750	03/30/26	6,959,468
7,073,000	Investcorp Credit Management BDC, Inc.		4.8750	04/01/26	6,633,190
11,270,000	Main Street Capital Corporation		3.0000	07/14/26	10,053,366
2,000,000	Medallion Financial Corporation(b)		7.5000	12/30/27	1,900,000
15,705,000	Monroe Capital Corporation		4.7500	02/15/26	14,622,816
123,430	Newtek Business Services Corporation		5.7500	08/01/24	3,076,493
385,047	Newtek Business Services Corporation		5.5000	02/01/26	9,414,399
9,300	OFS Credit Company, Inc.		6.1250	04/30/26	223,107
27,594	Oxford Square Capital Corporation		6.2500	04/30/26	667,775
16,945,000	PennantPark Floating Rate Capital Ltd.		4.2500	04/01/26	15,681,953
10,027,000	PennantPark Investment Corporation		4.5000	05/01/26	9,269,517
7,500,000	PennantPark Investment Corporation		4.0000	11/01/26	6,663,348
69,014	PhenixFIN Corporation		6.1250	03/30/23	1,738,808
10,000	Runway Growth Finance Corporation		7.5000	07/28/27	249,850
15,724,000	Saratoga Investment Corporation		4.3750	02/28/26	14,620,367
8,500,000	Saratoga Investment Corporation		4.3500	02/28/27	7,666,546
206,230	Saratoga Investment Corporation		6.0000	04/30/27	5,042,324
629,500	Trinity Capital, Inc.		7.0000	01/16/25	16,039,661
					220,098,047
	BANKING — 0.3%
459,000	Citigroup, Inc.(c)	4*(USISDA30-USISDA02)	5.6000	10/31/34	335,070
1,785,000	Citigroup, Inc.(c)	20*((USISDA30-USISDA02)-17.5%))	4.7490	04/30/35	1,249,500
1,485,000	Credit Suisse A.G.(c)	7*(USISDA30-USISDA02)	10.0000	08/28/30	1,113,750
					2,698,320
	COMMERCIAL SUPPORT SERVICES — 3.1%
1,088,087	Charah Solutions, Inc.		8.5000	08/31/26	24,558,124

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 59.9% (Continued)
	ELECTRICAL EQUIPMENT — 0.6%
179,278	Babcock & Wilcox Enterprises, Inc.		8.1250	02/28/26	$ 4,480,157

	ENTERTAINMENT CONTENT — 1.6%
505,818	Chicken Soup For The Soul Entertainment, Inc.		9.5000	07/31/25	12,594,868

	INSTITUTIONAL FINANCIAL SERVICES — 2.2%
88,528	Arlington Asset Investment Corporation		6.0000	08/01/26	2,062,702
74,908	B Riley Financial, Inc.		5.0000	12/31/26	1,745,356
2,000,000	Cowen, Inc.		7.2500	05/06/24	2,032,768
4,334,000	Jefferies Group, LLC / Jefferies Group Capital(c)	10*(USISDA10-USISDA02)	0.0001	06/30/37	3,293,841
1,713,000	Jefferies Group, LLC / Jefferies Group Capital(c)	8*(USISDA10-USISDA02)	0.0001	09/30/37	1,233,360
3,312,000	Jefferies Group, LLC / Jefferies Group Capital(c)	10*(USISDA10-USISDA02)	0.0001	10/31/37	2,517,120
1,938,000	Morgan Stanley(c)	5*(USISDA30-USISDA02)	0.3800	07/20/25	1,782,960
151,000	Morgan Stanley(c)	5*(USISDA30-USISDA02)	0.1000	08/30/28	120,800
2,269,000	Morgan Stanley(c)	5*(USISDA30-USISDA02)	0.1000	08/30/28	1,815,200
57,000	Morgan Stanley(c)	6*(USISDA30-USISDA02)	0.0001	04/30/30	52,155
254,000	Morgan Stanley(c)	5*(USISDA30-USISDA02)	0.1000	09/30/30	190,500
161,000	Morgan Stanley(c)	5*(USISDA30-USISDA02)	0.0001	10/30/30	120,750
266,000	Morgan Stanley(c)	5*(USISDA30-USISDA02)	0.1000	11/30/30	199,500
302,000	Morgan Stanley(c)	4*(USISDA30-USISDA02)	1.3480	04/30/34	208,380
					17,375,392
	INSURANCE — 1.8%
10,020,000	AmTrust Financial Services, Inc.		6.1250	08/15/23	9,925,325
1,588,001	Atlas Financial Holdings, Inc. (i)		7.2500	04/27/27	1,305,718
3,000,000	ATLAS FINANCIAL HOLDINGS, INC. (i)		12.0000	06/30/24	3,000,000
					14,231,043
	MACHINERY — 0.0%(f)
2,500,000	Briggs & Stratton Corporation(g)		6.8750	12/15/20	37,500

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 59.9% (Continued)
	METALS & MINING — 2.4%
12,481,000	Alliance Resource Operating Partners, L.P. /(b)		7.5000	05/01/25	$ 12,368,671
248,705	Ramaco Resources, Inc.		9.0000	07/30/26	6,508,610
					18,877,281
	OIL & GAS PRODUCERS — 4.4%
16,609,000	Talos Production, Inc.		12.0000	01/15/26	17,708,764
18,100,000	W&T Offshore, Inc.(b)		9.7500	11/01/23	17,514,013
					35,222,777
	REAL ESTATE INVESTMENT TRUSTS — 0.9%
172,218	Gladstone Land Corporation		5.0000	01/31/26	4,303,728
110,500	HC Government Realty Trust, Inc.(b)		7.0000	08/14/27	2,790,125
					7,093,853
	REAL ESTATE SERVICES — 0.6%
5,000,000	Carrington HLDG Company LLC(b)		8.0000	01/01/26	4,723,617

	SOFTWARE — 1.4%
8,000,000	Blast Motion, Inc.(b)		5.5000	02/15/25	8,000,000
153,154	Synchronoss Technologies, Inc.		8.3750	06/30/26	3,504,164
					11,504,164
	SPECIALTY FINANCE — 12.4%
8,000,000	ACRES Commercial Realty Corporation		5.7500	08/15/26	7,735,184
1,500,000	Broadmark Realty Capital, Inc.(b)		5.0000	11/15/26	1,365,373
1,000,000	Dakota Financial, LLC(b)		5.0000	09/30/26	893,355
2,000,000	First Help Financial, LLC(b)		6.0000	11/15/26	1,922,168
4,000,000	InvestCo, LLC / Preston Ventures, LLC / LS(b)		5.1250	08/13/26	3,770,266
3,250,000	Medallion Financial Corporation B(b)		7.2500	02/26/26	3,193,125
4,000,000	National Funding, Inc.(b)		5.7500	08/31/26	3,815,060
13,845,000	Nexpoint Real Estate Finance, Inc.		5.7500	05/01/26	13,368,907
5,000,000	OWS Cre Funding I, LLC(b),(c)	US0001M + 4.900%	6.6130	09/15/23	4,971,759
5,000,000	PDOF MSN Issuer, LLC(b),(c)	SOFRRATE + 4.500%	6.7800	03/01/25	4,884,830
556,461	Ready Capital Corporation		7.0000	08/15/23	13,978,300
817,973	Ready Capital Corporation		5.7500	02/15/26	19,533,196
33,424	Ready Capital Corporation		6.2000	07/30/26	807,190
2,000,000	Regent Capital Corporation(b)		6.0000	12/28/26	1,924,365
HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 59.9% (Continued)
	SPECIALTY FINANCE — 12.4% (Continued)
60,680	Sachem Capital Corporation		7.1250	06/30/24	$ 1,523,007
77,468	Sachem Capital Corporation		6.8750	12/30/24	1,922,756
79,630	Sachem Capital Corporation		7.7500	09/30/25	1,994,540
63,300	Sachem Capital Corporation		6.0000	12/30/26	1,508,439
20,000	Sachem Capital Corporation		6.0000	03/30/27	457,600
3,000,000	Synergy One Lending, Inc.(b)		5.5000	10/14/26	2,804,523
3,000,000	X-Caliber Funding, LLC(b)		5.0000	09/24/24	2,779,586
2,000,000	X-Caliber Funding, LLC(b),(c)	US0001M + 3.000%	4.7130	10/01/24	1,936,100
2,000,000	X-Caliber Funding, LLC(b)		5.0000	03/01/25	1,930,000
					99,019,629
	WHOLESALE - CONSUMER STAPLES — 0.6%
4,500,000	Cooks Venture, Inc.(b)		5.5000	01/15/25	4,511,250

	TOTAL CORPORATE BONDS (Cost $495,605,663)				477,026,022

Shares
	SHORT-TERM INVESTMENTS — 1.2%
	MONEY MARKET FUNDS - 1.2%
9,336,320	First American Government Obligations Fund Class X, 1.44% (Cost $9,336,320)(h)				9,336,320

	TOTAL INVESTMENTS - 100.1% (Cost $822,263,125)				$ 796,919,970
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%				(533,542)
	NET ASSETS - 100.0%				$ 796,386,428

CMBS	- Commercial Mortgage-Backed Securities
CLO	- Collateralized Loan Obligations
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
Perpetual	- Perpetual bonds are fixed income instruments without defined maturity dates.
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR1M	Term Secured Overnight Financing Rate 1 Month
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

(a)	Affiliated holding.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022 the total market value of 144A securities is $361,664,970 or 45.4% of net assets.
(c)	Variable rate security; the rate shown represents the rate on July 31, 2022.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at July 31, 2022.
(f)	Percentage rounds to less than 0.1%.
(g)	Represents issuer in default on interest payments; non-income producing security.
(h)	Rate disclosed is the seven day effective yield as of July 31, 2022.
(i)	The security is illiquid;total illiquid securities represent 0.9% of net assets.